Leases (Details) - Schedule of operating lease right -of-use assets, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Lease Right Of Use Assets Net Abstract
Beijing Office	$ 266
Less: accumulated amortization	(64)
Right-of-use assets, net	$ 202